Derivative Liability (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative liability	$ 6,907,000	$ 2,020,000	$ 5,048,000	$ 2,576,000	$ 1,251,000
Change in fair value of derivative liability	(2,092,000)	$ (944,000)	$ (1,862,000)	$ 1,167,000
Warrants [Member]
Derivative liability	$ 3,951,000